UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2008

Date of reporting period: September 30, 2008

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

AllianceBernstein Global High Income Fund

September 30, 2008

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call AllianceBernstein® at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AllianceBernstein Investments, Inc. is an affiliate of AllianceBernstein L.P., the manager of the AllianceBernstein funds, and is a member of FINRA.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

November 24, 2008

Semi-Annual Report

This report provides management’s discussion of fund performance for AllianceBernstein Global High Income Fund (the “Fund”) for the semi-annual reporting period ended September 30, 2008. The Fund is a closed-end fund that trades under the New York Stock exchange symbol “AWF.” On April 13, 2007, the Fund acquired all of the assets and assumed all of the liabilities of Alliance World Dollar Government Fund, Inc. in exchange for shares of the Fund.

Investment Objective and Policies

This closed-end fund seeks high current income and secondarily, capital appreciation. The Fund invests without limit in securities denominated in non-U.S. currencies as well as those denominated in the U.S. dollar. The Fund may also invest, without limit, in sovereign debt securities issued by emerging and developed nations and in debt securities of U.S. and non-U.S. corporate issuers. For more information regarding the Fund’s risks, please see “A Word About Risk” on page 3 and “Note E—Risks Involved in Investing in the Fund” of the Notes to Financial Statements on pages 41-43.

Investment Results

The table on page 4 shows the Fund’s performance compared to its benchmark, the J.P. Morgan Emerging Markets Bond Index Global (JPM EMBI Global).

The Fund underperformed the benchmark for both the six- and 12-month periods ended September 30, 2008.

For both periods, the Fund and the benchmark posted negative returns. The Fund’s corporate allocation and overweight to high yield detracted for both periods as high-yield debt underperformed. Overall corporate security selection also detracted, particularly the Fund’s investment-grade financial holdings.

Within the Fund’s emerging-market allocation, overall individual country selection also detracted for both periods. The Fund’s overweight positions in Russia, Ecuador and Argentina which underperformed within the index detracted, as did the Fund’s underweight in Chile and China, which outperformed. Leverage during both periods detracted from performance.

Market Review and Investment Strategy

The credit crisis entered a new and more menacing phase late in the 12-month period ended September 30, 2008, with fear of counterparty risk paralyzing interbank lending and threatening the survival of some of the world’s most powerful financial firms. Stocks fell sharply and government bonds rallied around the world. Credit spreads widened as investors sought safety in risk-free assets; spreads on global investment-grade corporates hit record highs, while three-month U.S. T-bill yields fell near zero for the first time and the U.S. dollar rose against most currencies.

Loss of confidence undermined several prominent financial firms, and their collapses further undermined confidence. The severe difficulties that financial firms faced prompted government rescues of Fannie Mae, Freddie Mac and American International Group in the U.S.; Bradford & Bingley in the UK; and Fortis Group and Dexia in the euro area. These difficulties also led to the bankruptcy of Lehman Brothers and the rapid consolidations of Merrill Lynch with Bank

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	1

of America, HBOS with Lloyds TSB, Washington Mutual with JPMorgan Chase and Wachovia with Wells Fargo.

Evidence also mounted that the global economic outlook was worsening as the credit crisis unfolded, darkening corporate profit outlooks. Major central banks responded to the deepening financial crisis by flooding the money markets with liquidity, and the U.S. government moved forward with a $700 billion effort to aid the financial system, which included capital injections directly into banks rather than their original plan to purchase bad bank assets. At the time of writing, the Treasury has already committed approximately $310 billion. It has allocated $125 billion to the nine largest banks, another $125 billion for publicly traded regional banks; and $40 billion to expand the existing bailout of American International Group, the insurance conglomerate that collapsed in September. Most recently, Citigroup Inc. received a rescue package that shields the bank from losses on toxic assets and injects an additional $20 billion of capital.

Emerging debt markets remained relatively resilient against developed market turbulence until September. September’s flight to quality more than wiped out gains made in emerging-market debt during both the six- and 12-month periods. For the six-month period emerging-market debt, as represented by the JPM EMBI Global, returned -5.82%. Emerging market spreads widened 118 basis points to 442 during the semi-annual period.

The high-yield market was also swept up in the credit crisis and extreme flight to quality. High-yield returns followed the equity markets downward and posted some of their worst returns in September. For the six-month period the high-yield market, as measured by the CSFBHY Index, posted a return of -6.37%.

In the Fund’s management team’s view, the global credit crisis has created some of the most compelling opportunities in fixed income in recent years. Valuations in many sectors have became divorced from fundamentals as the credit crisis intensified and spreads, in the case of corporate debt, widened to levels hundreds of basis points above previous highs.

In emerging-market debt, the team is focusing its quantitative and fundamental research on identifying countries that successfully used the favorable pre-crisis global environment to solidify their economic and fiscal positions. Countries that are believed to meet the team’s desired profile have the policies and resources not only to withstand the crisis, but also to move past it to better days. The team believes these countries amply meet criteria such as fiscal surpluses, current account surpluses, strong foreign-exchange reserves and supportive external-debt-to-GDP ratios. Additionally, their central banks and other policymakers are actively trying to strike an appropriate balance between encouraging growth and fighting inflation.

High-yield spreads (the price an issuer pays above a benchmark fixed-income yield to borrow money) are now at all-time wides, and the market is pricing in higher default rates, which are not in line with fundamentals. While dispersion has increased of late, the systemic nature of this sell-off has resulted in a more consistent weakening than that seen in 2002. New issue volumes are near record lows. To mitigate the current financial market volatility, the Fund’s corporate holdings remain diversified.

2	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following page represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

AllianceBernstein Global High Income Fund Shareholder Information

The Fund’s NYSE trading symbol is “AWF.” Weekly comparative and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times, each Saturday in Barron’s and other newspapers in a table called “Closed-End Funds.” For additional shareholder information regarding this Fund, please see page 49.

Benchmark Disclosure

The unmanaged J.P. Morgan Emerging Markets Bond Index Global (JPM EMBI Global) does not reflect fees and expenses associated with the active management of a mutual fund portfolio. In addition, such index does not reflect the impact of leverage. The JPM EMBI Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, Brady bonds, loans and Eurobonds. An investor cannot invest directly in an index, and its results are not indicative of the performance of any specific investment, including the Fund.

A Word About Risk

The Fund invests primarily in foreign securities which may result in significant fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainty in foreign countries. The Fund may invest in securities of emerging market nations, which may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments or reduce the returns of the Fund. Price fluctuation in the Fund’s portfolio securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Please note, as interest rates rise, existing bond prices fall and can cause the value of an investment in the Fund to decline. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. At the discretion of the Fund’s Adviser, the Fund may invest substantially all of its net assets in bonds that are rated below investment grade (i.e., “junk bonds”) and up to 50% in securities that are not readily marketable. These high-yield bonds involve a greater risk of default and price volatility than other bonds. Investing in non-investment grade securities presents special risks, including credit risk. Investments in the Fund are not guaranteed because of fluctuation in the net asset value of the underlying fixed-income related investments. Similar to direct bond ownership, bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Fund. The Fund utilizes leverage, which increases volatility since leverage magnifies both positive and negative performance. The Fund maintains asset coverage of at least 300%. While the Fund invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	3

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARK PERIODS ENDED SEPTEMBER 30, 2008	Returns
	6 Months	12 Months
AllianceBernstein Global High Income Fund (NAV)	-8.14%	-8.29%

JPM EMBI Global	-5.82%	-2.72%

The Fund’s Market Price per share on September 30, 2008, was $10.03. The Fund’s Net Asset Value price per share on September 30, 2008, was $12.15. For additional Financial Highlights, please see page 46.

See Historical Performance and Benchmark disclosures on previous page.

4	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Historical Performance

PORTFOLIO SUMMARY

September 30, 2008 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($bil): $0.9

*	All data are as of September 30, 2008. The Fund’s security type and country breakdowns are expressed as a percentage of total investments and may vary over time. “Other” country weightings represents 1.3% or less in the following countries: Belgium, Bermuda, Canada, Cayman Islands, Dominican Republic, Ecuador, El Salvador, France, Germany, Hong Kong, India, Ireland, Italy, Jamaica, Japan, Kazakhstan, Lebanon, Luxembourg, Netherlands, Nigeria, Pakistan, Singapore, South Africa, Ukraine and the United Kingdom.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	5

Portfolio Summary

PORTFOLIO OF INVESTMENTS

September 30, 2008 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATE BONDS – 45.0%
Belgium – 0.1%
WDAC Subsidiary Corp. 8.375%, 12/01/14(a)(b)	US$	1,550	$1,054,000

Bermuda – 0.2%
Intelsat Bermuda Ltd. 11.25%, 6/15/16(a)		1,920	1,867,200

Brazil – 1.2%
Banco BMG SA 9.15%, 1/15/16(a)(b)		3,300	2,937,000
GTL Trade Finance, Inc. 7.25%, 10/20/17(a)(b)		1,157	1,109,320
Usiminas Commercial Ltd. 7.25%, 1/18/18(a)(b)		2,219	2,156,788
Vale Overseas Ltd. 6.875%, 11/21/36(a)		5,552	4,941,874

			11,144,982

Canada – 1.3%
Algoma Acquisition Corp. 9.875%, 6/15/15(a)(b)		1,100	991,375
Bombardier, Inc. 6.30%, 5/01/14(a)(b)		1,655	1,539,150
8.00%, 11/15/14(a)(b)		1,050	1,039,500
Cascades, Inc. 7.25%, 2/15/13(a)		1,300	1,014,000
Celestica, Inc. 7.875%, 7/01/11(a)		1,300	1,261,000
Fairfax Financial Holdings Ltd. 7.75%, 6/15/17(a)		1,250	1,137,500
Nortel Networks Corp. 6.875%, 9/01/23(a)		1,000	370,000
Nortel Networks Ltd. 10.75%, 7/15/16(a)		600	367,500
Novelis, Inc. 7.25%, 2/15/15(a)		1,160	1,009,200
OPTI Canada, Inc. 8.25%, 12/15/14(a)		1,200	1,074,000
Quebecor Media, Inc. 7.75%, 3/15/16(a)		2,240	1,960,000
Shaw Communications, Inc. 7.20%, 12/15/11(a)		200	197,000

			11,960,225

Cayman Islands – 0.2%
Seagate Technology HDD Holding 6.375%, 10/01/11(a)		1,600	1,572,000

6	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

El Salvador – 0.3%
MMG Fiduc (AES El Salvador) 6.75%, 2/01/16(a)(b)	US$	3,100	$2,584,058

France – 0.1%
CIE Generale De Geophysique 7.50%, 5/15/15(a)		580	553,900
Thomson 5.75%, 9/25/15(a)(c)	EUR	975	466,684

			1,020,584

Germany – 0.1%
Grohe Holding GMBH 8.625%, 10/01/14(a)(b)		800	822,153

Hong Kong – 0.8%
Chaoda Modern Agriculture Holdings Ltd. 7.75%, 2/08/10(a)(b)	US$	3,976	3,747,380
Noble Group Ltd. 6.625%, 3/17/15(a)(b)		4,731	3,461,767
8.50%, 5/30/13(a)(b)		341	281,325

			7,490,472

India – 0.4%
Vedanta Resources PLC 8.75%, 1/15/14(a)(b)		3,845	3,428,971

Ireland – 0.1%
Elan Finance PLC/Elan Finance Corp. 7.75%, 11/15/11(a)		1,500	1,357,500

Italy – 0.1%
Lottomatica SpA 8.25%, 3/31/66(a)(b)(c)	EUR	725	734,870

Jamaica – 0.4%
Digicel Ltd. 9.25%, 9/01/12(a)(b)	US$	3,416	3,381,840

Japan – 0.0%
Aiful Corp. 6.00%, 12/12/11(a)(b)		552	429,583

Kazakhstan – 0.7%
ALB Finance BV 9.25%, 9/25/13(a)(b)		2,985	1,552,200
ATF Bank 9.00%, 5/11/16(a)(b)		2,735	1,804,772
CenterCredit International BV 8.625%, 1/30/14(a)(b)		1,210	847,000

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	7

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Kazkommerts International BV 8.50%, 4/16/13(a)(b)	US$	3,000	$1,935,000

			6,138,972

Luxembourg – 0.4%
Sensata Technologies BV 8.00%, 5/01/14(a)		800	676,000
Vip Finance 8.375%, 4/30/13(a)(b)		3,725	2,961,628

			3,637,628

Netherlands – 0.3%
Basell AF SCA 8.375%, 8/15/15(a)(b)		3,000	1,410,000
Nielsen Finance LLC/Nielsen Finance Co. 12.50%, 8/01/16(a)(d)		740	481,000
NXP BV / NXP Funding LLC 5.541%, 10/15/13(a)(e)		500	330,000
9.50%, 10/15/15(a)		750	386,250

			2,607,250

Peru – 0.6%
IIRSA Norte Finance Ltd. 8.75%, 5/30/24(a)(b)		2,486	2,560,721
Southern Copper Corp. 7.50%, 7/27/35(a)		3,000	2,773,665

			5,334,386

Russia – 5.0%
Alfa Bond Issuance PLC 8.625%, 12/09/15(a)(c)		2,360	1,950,021
Citigroup (JSC Severstal) 9.25%, 4/19/14(a)(b)		2,256	1,714,560
Evraz Group SA 8.25%, 11/10/15(a)(b)		3,933	2,890,755
8.875%, 4/24/13(a)(b)		483	367,080
Gallery Capital SA 10.125%, 5/15/13(a)(b)		2,567	2,092,105
Gaz Capital SA 6.212%, 11/22/16(a)(b)		2,814	2,225,199
6.51%, 3/07/22(a)(b)		18,528	13,254,365
Gazstream SA 5.625%, 7/22/13(a)(b)		1,178	1,110,494
Red Arrow Intl Leasing PLC 8.375%, 6/30/12(a)	RUB	16,113	565,135
RS Finance (RSB) 7.50%, 10/07/10(a)(b)	US$	5,345	3,625,520
Steel Capital SA for OAO Severstal 9.75%, 7/29/13(a)(b)		5,042	4,134,440
TNK-BP Finance SA 7.50%, 7/18/16(a)(b)		5,777	4,075,415

8	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

TransCapitalInvest Ltd. for OJSC AK Transneft 7.70%, 8/07/13(a)(b)	US$	4,867	$4,448,511
VTB Capital SA 6.609%, 10/31/12(a)(b)		2,300	1,840,000
6.875%, 5/29/18(a)(b)		2,915	2,240,906

			46,534,506

Singapore – 0.2%
Avago Technologies Finance 10.125%, 12/01/13(a)		950	959,500
Flextronics International Ltd. 6.50%, 5/15/13(a)		1,350	1,198,125

			2,157,625

South Africa – 0.1%
Foodcorp Ltd. 8.875%, 6/15/12(a)(b)	EUR	1,000	886,912

United Kingdom – 0.2%
Ineos Group Holdings PLC 8.50%, 2/15/16(a)(b)	US$	2,100	1,134,000
Inmarsat Finance PLC 7.625%, 6/30/12(a)		1,000	960,000

			2,094,000

United States – 32.2%
ACCO Brands Corp. 7.625%, 8/15/15(a)		1,180	902,700
The AES Corp. 7.75%, 3/01/14(a)		2,200	2,046,000
8.00%, 10/15/17(a)		800	722,000
Affinia Group, Inc. 9.00%, 11/30/14(a)		945	699,300
AK Steel Corp. 7.75%, 6/15/12(a)		1,300	1,248,000
Alion Science and Technology Corp. 10.25%, 2/01/15(a)		1,300	819,000
Allbritton Communications Co. 7.75%, 12/15/12(a)		1,450	1,239,750
Allegheny Energy Supply Co. LLC 8.25%, 4/15/12(a)(b)		1,650	1,666,500
Allied Waste North America, Inc. 6.875%, 6/01/17(a)		1,230	1,143,900
Series B 7.125%, 5/15/16(a)		350	326,375
7.375%, 4/15/14(a)		1,250	1,215,625
Allison Transmission 11.00%, 11/01/15(a)(b)		1,745	1,518,150
Alltel Corp. 7.875%, 7/01/32(a)		1,950	1,935,375

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	9

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

AMC Entertainment, Inc. 11.00%, 2/01/16(a)	US$	1,015	$999,775
American Media Operations, Inc. 8.875%, 1/15/11(a)		1,250	862,500
American Tower Corp. 7.00%, 10/15/17(a)(b)		685	654,175
7.125%, 10/15/12(a)		1,350	1,329,750
Amkor Technology, Inc. 9.25%, 6/01/16(a)		1,995	1,675,800
AMR Corp. 9.00%, 8/01/12(a)		830	539,500
Aquila, Inc. 11.875%, 7/01/12(a)		1,350	1,493,540
Aramark Corp. 8.50%, 2/01/15(a)		1,625	1,527,500
Arch Western Finance LLC 6.75%, 7/01/13(a)		700	658,000
Asbury Automotive Group, Inc. 8.00%, 3/15/14(a)		925	649,813
Associated Materials, Inc. 11.25%, 3/01/14(a)(d)		1,650	1,064,250
Avis Budget Car Rental 7.75%, 5/15/16(a)		2,500	1,562,500
Bausch & Lomb, Inc. 9.875%, 11/01/15(a)(b)		925	878,750
The Bear Stearns Co., Inc. 5.55%, 1/22/17(a)		1,090	936,027
Beazer Homes USA, Inc. 6.875%, 7/15/15(a)		1,000	620,000
Berry Plastics Holding Corp. 8.875%, 9/15/14(a)		700	546,000
10.25%, 3/01/16(a)		800	528,000
Biomet, Inc. 11.625%, 10/15/17(a)		1,600	1,608,000
The Bon-Ton Dept Stores, Inc. 10.25%, 3/15/14(a)		1,650	495,000
Boston Scientific Corp. 6.00%, 6/15/11(a)		500	472,500
Bowater Canada Finance Corp. 7.95%, 11/15/11(a)		1,635	752,100
Boyd Gaming Corp. 7.75%, 12/15/12(a)		1,300	1,144,000
Broder Brothers Co. Series B 11.25%, 10/15/10(a)		700	364,000
Burlington Coat Factory Warehouse Corp. 11.125%, 4/15/14(a)		1,000	552,500
CA, Inc. 4.75%, 12/01/09(a)		500	491,063

10	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Cablevision Systems Corp. Series B 8.00%, 4/15/12(a)	US$	900	$846,000
Capital One Financial Corp. 6.75%, 9/15/17(a)		1,287	1,132,942
Caraustar Industries, Inc. 7.375%, 6/01/09(a)		750	622,500
Case Corp. 7.25%, 1/15/16(a)		1,565	1,416,325
Case New Holland, Inc. 7.125%, 3/01/14(a)		1,985	1,806,350
Catalent Pharma Solutions, Inc. 9.50%, 4/15/15(a)		710	550,250
CCH I Holdings LLC 11.75%, 5/15/14(a)(f)		3,850	1,482,250
CCH I LLC 11.00%, 10/01/15(a)		615	405,900
CDX North America High Yield Series 8-T1 7.625%, 6/29/12(a)(b)		9,800	9,089,500
Centennial Communications Corp. 10.00%, 1/01/13(a)		955	914,413
Ceridian Corp. 11.25%, 11/15/15(a)(b)		1,000	825,000
Chaparral Energy, Inc. 8.875%, 2/01/17(a)		1,250	987,500
Chesapeake Energy Corp. 6.375%, 6/15/15(a)		1,800	1,606,500
6.50%, 8/15/17(a)		425	371,875
Chukchansi Economic Development Authority 8.00%, 11/15/13(a)(b)		500	400,000
Cincinnati Bell, Inc. 8.375%, 1/15/14(a)		1,550	1,348,500
CIT Group, Inc. 5.40%, 1/30/16(a)		1,000	484,001
Clear Channel Communications, Inc. 5.50%, 9/15/14(a)		4,855	1,505,050
Community Health Systems, Inc. 8.875%, 7/15/15(a)		1,615	1,534,250
Complete Production Services, Inc. 8.00%, 12/15/16(a)		1,355	1,287,250
Continental Airlines, Inc. Series RJO3 7.875%, 7/02/18(a)		710	461,669
Cooper-Standard Automotive, Inc. 7.00%, 12/15/12(a)		1,445	1,163,225
Couche-Tard, Inc. 7.50%, 12/15/13(a)		1,375	1,265,000

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	11

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Countrywide Financial Corp. 6.25%, 5/15/16(a)	US$	1,180	$840,068
Coventry Health Care, Inc. 5.95%, 3/15/17(a)		1,000	833,559
Cricket Communications, Inc. 9.375%, 11/01/14(a)		2,015	1,873,950
Crown Americas 7.625%, 11/15/13(a)		1,300	1,280,500
Crum & Forster Holdings Corp. 7.75%, 5/01/17(a)		500	435,000
CSC Holdings, Inc. 7.625%, 7/15/18(a)		2,000	1,740,000
DaVita, Inc. 7.25%, 3/15/15(a)		1,000	950,000
Dean Foods Co. 7.00%, 6/01/16(a)		1,175	1,022,250
Del Monte Corp. 6.75%, 2/15/15(a)		1,000	900,000
Dex Media, Inc. 9.00%, 11/15/13(a)(d)		1,250	575,000
DirecTV Holdings LLC 6.375%, 6/15/15(a)		2,200	1,936,000
Dole Food Co., Inc. 8.875%, 3/15/11(a)		1,200	1,008,000
Dollar General Corp. 10.625%, 7/15/15(a)		1,015	999,775
Domtar Corp. 5.375%, 12/01/13(a)		2,320	1,960,400
DR Horton, Inc. 6.00%, 4/15/11(a)		1,500	1,342,500
Duane Reade, Inc. 9.75%, 8/01/11(a)		870	730,800
Dynegy Holdings, Inc. 7.75%, 6/01/19(a)		1,900	1,520,000
8.375%, 5/01/16(a)		1,460	1,270,200
E*Trade Financial Corp. 7.375%, 9/15/13(a)		405	330,075
Echostar DBS Corp. 6.625%, 10/01/14(a)		1,535	1,231,837
7.125%, 2/01/16(a)		1,000	802,500
Edison Mission Energy 7.00%, 5/15/17(a)		1,925	1,732,500
7.50%, 6/15/13(a)		700	672,000
7.75%, 6/15/16(a)		700	658,000
Education Management LLC 10.25%, 6/01/16(a)		1,050	840,000
El Paso Corp. 7.375%, 12/15/12(a)		1,000	961,579

12	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Embarq Corp. 7.082%, 6/01/16(a)	US$	1,750	$1,418,270
Energy Future Holdings Corp. 10.875%, 11/01/17(a)(b)		975	879,937
Energy XXI Gulf Coast, Inc. 10.00%, 6/15/13(a)		560	420,000
Enterprise Products Operating LP 8.375%, 8/01/66(a)(c)		1,545	1,432,169
Series B 6.65%, 10/15/34(a)		1,000	852,147
Expedia, Inc. 8.50%, 7/01/16(a)(b)		1,840	1,656,000
Fairpoint Communications, Inc. 13.125%, 4/01/18(a)(b)		1,270	1,155,700
First Data Corp. 9.875%, 9/24/15(a)(b)		1,687	1,324,295
Ford Motor Co. 7.45%, 7/16/31(a)		2,250	967,500
Ford Motor Credit Co. 5.538%, 1/13/12(a)(e)		500	319,872
7.00%, 10/01/13(a)		3,700	2,273,861
Forest Oil Corp. 7.25%, 6/15/19(a)		2,035	1,739,925
Freeport-McMoRan Copper & Gold, Inc. 8.375%, 4/01/17(a)		1,580	1,556,300
Freescale Semiconductor, Inc. 8.875%, 12/15/14(a)		1,550	1,069,500
10.125%, 12/15/16(a)		1,500	960,000
Frontier Communications Corp. 6.25%, 1/15/13(a)		1,300	1,217,125
Gaylord Entertainment Co. 8.00%, 11/15/13(a)		1,300	1,131,000
General Motors Acceptance Corp. 6.75%, 12/01/14(a)		2,795	1,072,760
6.875%, 9/15/11(a)		500	223,093
8.00%, 11/01/31(a)		820	309,367
General Motors Corp. 8.375%, 7/15/33(a)		3,920	1,568,000
Georgia Gulf Corp. 10.75%, 10/15/16(a)		1,500	675,000
Georgia-Pacific Corp. 7.125%, 1/15/17(a)(b)		800	714,000
8.875%, 5/15/31(a)		450	391,500
The Goodyear Tire & Rubber Co. 9.00%, 7/01/15(a)		1,500	1,485,000
Graphic Packaging International Corp. 9.50%, 8/15/13(a)		1,300	1,176,500
Greektown Holdings LLC 10.75%, 12/01/13(b)(g)		1,230	848,700

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	13

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

GSC Holdings Corp. 8.00%, 10/01/12(a)	US$	1,200	$1,206,000
Hanger Orthopedic Group, Inc. 10.25%, 6/01/14(a)		450	461,250
Harrah’s Operating Co., Inc. 5.625%, 6/01/15(a)		3,804	1,036,590
5.75%, 10/01/17(a)		196	50,960
6.50%, 6/01/16(a)		1,615	444,125
10.75%, 2/01/16(a)(b)		1,000	510,000
HCA, Inc. 6.375%, 1/15/15(a)		2,210	1,740,375
9.25%, 11/15/16(a)		1,850	1,799,125
Healthsouth Corp. 10.75%, 6/15/16(a)		1,650	1,666,500
Helix Energy Solutions Group, Inc. 9.50%, 1/15/16(a)(b)		500	467,500
Hertz Corp. 8.875%, 1/01/14(a)		1,750	1,509,375
10.50%, 1/01/16(a)		1,050	876,750
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 7.304%, 11/15/14(a)(e)		1,650	1,188,000
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75%, 11/01/15(a)(b)		1,105	950,300
Hines Nurseries, Inc. 10.25%, 10/01/11(a)		1,000	562,500
Host Hotels & Resorts LP 6.875%, 11/01/14(a)		950	821,750
Series O 6.375%, 3/15/15(a)		1,500	1,218,750
Series Q 6.75%, 6/01/16(a)		300	245,250
Hughes Network Systems LLC/HNS Finance Corp. 9.50%, 4/15/14(a)		1,050	1,018,500
Huntsman International LLC 7.875%, 11/15/14(a)		850	731,000
IASIS Healthcare Corp. 8.75%, 6/15/14(a)		1,500	1,417,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.125%, 2/15/13(a)		2,185	1,671,525
Idearc, Inc. 8.00%, 11/15/16(a)		3,020	822,950
Invacare Corp. 9.75%, 2/15/15(a)		1,000	1,000,000
iPayment, Inc. 9.75%, 5/15/14(a)		750	600,000

14	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Iron Mountain, Inc. 6.625%, 1/01/16(a)	US$	1,350	$1,269,000
iStar Financial, Inc. 5.15%, 3/01/12(a)		1,000	500,000
8.625%, 6/01/13(a)		700	364,000
Series 1 5.875%, 3/15/16(a)		1,250	612,500
JC Penney Corp., Inc. 7.40%, 4/01/37(a)		1,000	836,683
Jefferson Smurfit Corp. US 8.25%, 10/01/12(a)		1,300	1,085,500
JPMorgan Chase 7.00%, 6/28/17(a)(b)	RUB	168,000	4,077,576
KB Home 5.875%, 1/15/15(a)	US$	305	242,475
Key Energy Services, Inc. 8.375%, 12/01/14(a)(b)		1,000	960,000
Keystone Automotive Operations, Inc. 9.75%, 11/01/13(a)		2,200	1,166,000
Kinder Morgan Finance Co. 5.70%, 1/05/16(a)		835	741,062
L-3 Communications Corp. 5.875%, 1/15/15(a)		800	724,000
Lamar Media Corp. 6.625%, 8/15/15(a)		1,350	1,117,125
Lear Corp. Series B 5.75%, 8/01/14(a)		865	581,713
8.50%, 12/01/13(a)		600	440,250
8.75%, 12/01/16(a)		1,505	1,045,975
Lehman Brothers Holdings, Inc. Series MTN 6.875%, 5/02/18(g)		1,690	211,250
Level 3 Financing, Inc. 8.75%, 2/15/17(a)		1,845	1,337,625
9.25%, 11/01/14(a)		540	407,700
Levi Strauss & Co. 8.875%, 4/01/16(a)		1,300	1,040,000
Liberty Media Corp. 5.70%, 5/15/13(a)		1,300	1,081,233
8.25%, 2/01/30(a)		350	236,173
Liberty Mutual Group, Inc. 5.75%, 3/15/14(a)(b)		600	535,972
7.80%, 3/15/37(a)(b)		495	298,974
Limited Brands, Inc. 5.25%, 11/01/14(a)		873	730,755
6.90%, 7/15/17(a)		320	269,769
LIN Television Corp. 6.50%, 5/15/13(a)		1,330	1,037,400

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	15

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Lucent Technologies, Inc. 6.50%, 1/15/28(a)	US$	1,850	$1,128,500
M/I Homes, Inc. 6.875%, 4/01/12(a)		1,500	1,200,000
MacDermid, Inc. 9.50%, 4/15/17(a)(b)		800	672,000
Macys Retail Holdings, Inc. 5.75%, 7/15/14(a)		1,115	967,462
MagnaChip Semiconductor SA 8.00%, 12/15/14(a)		1,300	152,750
Masco Corp. 6.125%, 10/03/16(a)		1,155	1,003,558
Merisant Co. 9.50%, 7/15/13(a)		1,000	580,000
Meritage Homes Corp. 6.25%, 3/15/15(a)		750	555,000
MetroPCS Wireless, Inc. 9.25%, 11/01/14(a)		1,010	944,350
MGM Mirage 6.625%, 7/15/15(a)		3,000	2,085,000
7.625%, 1/15/17(a)		2,500	1,800,000
Michaels Stores, Inc. 10.00%, 11/01/14(a)		2,000	1,260,000
11.375%, 11/01/16(a)		1,000	472,500
Mirant Americas Generation LLC 8.50%, 10/01/21(a)		1,770	1,371,750
Mobile Satellite Ventures LP 14.00%, 4/01/13(a)(b)(d)		1,000	550,000
Mohegan Tribal Gaming Auth 7.125%, 8/15/14(a)		2,050	1,455,500
Momentive Performance Materials, Inc. 10.125%, 12/01/14(a)(h)		750	577,500
11.50%, 12/01/16(a)		750	510,000
Morgan Stanley 10.09%, 5/03/17(a)(b)	BRL	5,760	1,755,636
The Mosaic Co. 7.625%, 12/01/16(a)(b)(f)	US$	1,435	1,466,177
Motorola, Inc. 6.50%, 9/01/25(a)		1,250	958,955
Multiplan, Inc. 10.375%, 4/15/16(a)(b)		500	490,000
Neenah Foundary Co. 9.50%, 1/01/17(a)		800	608,000
Neiman-Marcus Group, Inc. 9.00%, 10/15/15(a)(h)		800	670,000
10.375%, 10/15/15(a)		500	418,750
New Albertsons, Inc. 7.45%, 8/01/29(a)		2,200	1,956,744

16	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Newfield Exploration Co. 6.625%, 9/01/14(a)	US$	1,030	$927,000
NewMarket Corp. 7.125%, 12/15/16(a)		870	835,200
NewPage Corp. 10.00%, 5/01/12(a)		1,030	921,850
Nextel Communications, Inc. Series D 7.375%, 8/01/15(a)		2,180	1,438,800
NRG Energy, Inc. 7.375%, 2/01/16-1/15/17(a)		2,690	2,435,900
OSI Restaurant Partners, Inc. 10.00%, 6/15/15(a)		1,000	445,000
Owens Brockway Glass Container, Inc. 6.75%, 12/01/14(a)		2,835	2,693,250
Owens Corning, Inc. 6.50%, 12/01/16(a)		1,015	898,187
7.00%, 12/01/36(a)		1,155	928,477
Peabody Energy Corp. Series B 6.875%, 3/15/13(a)		1,500	1,447,500
Penn National Gaming, Inc. 6.875%, 12/01/11(a)		800	752,000
PetroHawk Energy Corp. 9.125%, 7/15/13(a)		1,600	1,504,000
Pinnacle Entertainment, Inc. 7.50%, 6/15/15(a)		1,000	740,000
Pinnacle Foods Finance LLC 10.625%, 4/01/17(a)		1,000	750,000
Plains Exploration & Production Co. 7.75%, 6/15/15(a)		1,090	1,002,800
Plastipak Holdings, Inc. 8.50%, 12/15/15(a)(b)		1,450	1,225,250
Pride International, Inc. 7.375%, 7/15/14(a)		655	625,525
PSEG Energy Holdings LLC 8.50%, 6/15/11(a)		400	404,923
Quality Distribution LLC 9.00%, 11/15/10(a)		1,721	722,820
Quiksilver, Inc. 6.875%, 4/15/15(a)		1,350	931,500
Qwest Capital Funding, Inc. 7.25%, 2/15/11(a)		1,900	1,776,500
Qwest Corp. 6.50%, 6/01/17(a)		610	488,000
6.875%, 9/15/33(a)		1,000	672,500
Rainbow National Services LLC 8.75%, 9/01/12(a)(b)		500	500,000
10.375%, 9/01/14(a)(b)		985	1,004,700

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	17

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Range Resources Corp. 7.50%, 5/15/16(a)	US$	500	$477,500
RBS Global, Inc. and Rexnord Corp. 9.50%, 8/01/14(a)		1,400	1,316,000
11.75%, 8/01/16(a)		350	330,750
The Reader’s Digest Association, Inc. 9.00%, 2/15/17(a)		1,000	565,000
Realogy Corp. 10.50%, 4/15/14(a)		1,335	587,400
12.375%, 4/15/15(a)		500	170,000
Regency Energy Partners 8.375%, 12/15/13(a)		933	839,700
Reliant Energy, Inc. 7.625%, 6/15/14(a)		2,190	1,642,500
7.875%, 6/15/17(a)		855	632,700
Residential Capital LLC 9.625%, 5/15/15(a)(b)		3,640	873,600
RH Donnelley Corp. 8.875%, 10/15/17(a)		2,230	758,200
Series A-1 6.875%, 1/15/13(a)		500	195,000
Series A-3 8.875%, 1/15/16(a)		2,165	736,100
Rite Aid Corp. 6.875%, 8/15/13(a)		515	231,750
Sally Holdings LLC 9.25%, 11/15/14(a)		800	754,000
Sanmina Corp. 8.125%, 3/01/16(a)		2,050	1,742,500
Sbarro, Inc. 10.375%, 2/01/15(a)		1,500	1,027,500
Select Medical Corp. 7.625%, 2/01/15(a)		1,400	1,134,000
Sensus Metering Systems, Inc. 8.625%, 12/15/13(a)		800	752,000
Sequa Corp. 11.75%, 12/01/15(a)(b)		590	495,600
Serena Software, Inc. 10.375%, 3/15/16(a)		200	176,000
Service Corp. International 6.75%, 4/01/16(a)		1,485	1,269,675
Simmons Co. 10.00%, 12/15/14(a)(d)		1,245	697,200
Sirius Satellite Radio, Inc. 9.625%, 8/01/13(a)		1,275	675,750
Six Flags Operations, Inc. 12.25%, 7/15/16(a)(b)		707	646,905
Six Flags, Inc. 9.625%, 6/01/14(a)		611	342,160

18	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

SLM Corp. Series MTN 5.125%, 8/27/12(a)	US$	1,215	$789,750
Series MTNA 4.50%, 7/26/10(a)		465	353,400
5.375%, 5/15/14(a)		1,000	620,000
Smurfit-Stone Container Enterprises, Inc. 8.00%, 3/15/17(a)		1,000	780,000
Sprint Capital Corp. 6.875%, 11/15/28(a)		3,000	2,010,000
Standard Pacific Corp. 6.50%, 8/15/10(a)		750	671,250
Starwood Hotels & Resorts Worldwide, Inc. 7.375%, 11/15/15(a)		1,000	944,507
Stater Brothers Holdings 8.125%, 6/15/12(a)		1,300	1,274,000
Station Casinos, Inc. 6.625%, 3/15/18(a)		4,015	1,063,975
Sun Healthcare Group, Inc. 9.125%, 4/15/15(a)		800	764,000
Sungard Data Systems, Inc. 9.125%, 8/15/13(a)		950	855,000
10.25%, 8/15/15(a)		300	260,250
Telcordia Technologies, Inc. 10.00%, 3/15/13(a)(b)		900	724,500
Tenet Healthcare Corp. 7.375%, 2/01/13(a)		1,045	950,950
Tenneco, Inc. 8.625%, 11/15/14(a)		800	636,000
Terex Corp. 8.00%, 11/15/17(a)		1,415	1,287,650
Terrestar Networks, Inc. 15.00%, 2/15/14(a)(b)(h)		1,392	974,337
Tesoro Corp. 6.50%, 6/01/17(a)		1,880	1,504,000
Texas Competitive Electric Holdings Co. LLC 10.25%, 11/01/15(a)(b)		1,000	902,500
Ticketmaster 10.75%, 8/01/16(a)(b)		1,250	1,175,000
Time Warner Telecom Holdings, Inc. 9.25%, 2/15/14(a)		1,300	1,202,500
Toll Brothers Finance Corp. 5.15%, 5/15/15(a)		1,500	1,268,573
Toys R US, Inc. 7.375%, 10/15/18(a)		1,300	845,000
Travelport LLC 9.875%, 9/01/14(a)		1,300	1,059,500
Trimas Corp. 9.875%, 6/15/12(a)		1,250	1,059,375

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	19

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Trinity Industries, Inc. 6.50%, 3/15/14(a)	US$	1,400	$1,319,500
Tronox Worldwide LLC/Tronox Finance Corp. 9.50%, 12/01/12(a)		1,250	412,500
Tropicana Entertainment LLC 9.625%, 12/15/14(g)		750	105,000
Trump Entertainment Resorts, Inc. 8.50%, 6/01/15(a)		775	317,750
TRW Automotive, Inc. 7.25%, 3/15/17(a)(b)		2,800	2,212,000
Turning Stone Resort Casino Enterprise 9.125%, 12/15/10-9/15/14(a)(b)		900	843,000
TXU Corp. Series P 5.55%, 11/15/14(a)		1,550	1,156,698
Series Q 6.50%, 11/15/24(a)		1,550	987,159
Unisys Corp. 8.00%, 10/15/12(a)		1,250	1,012,500
United Rentals North America, Inc. 6.50%, 2/15/12(a)		1,500	1,252,500
7.75%, 11/15/13(a)		500	381,250
United States Steel Corp. 6.65%, 6/01/37(a)		1,000	743,708
7.00%, 2/01/18(a)		1,000	902,760
Universal City Florida Holding Co. 8.375%, 5/01/10(a)		400	386,000
Universal Hospital Services, Inc. 6.303%, 6/01/15(a)(e)		500	440,000
Univision Communications, Inc. 7.85%, 7/15/11(a)		1,000	780,000
US Shipping Partners LP Shipping Finance Corp. 13.00%, 8/15/14(a)		800	336,000
Vanguard Health Holding Co. 11.25%, 10/01/15(a)(d)		1,650	1,427,250
Ventas Realty LP/Ventas Capital Corp. 6.75%, 4/01/17(a)		1,750	1,653,750
Verso Paper Holdings LLC/Verso Paper, Inc. Series B 11.375%, 8/01/16(a)		800	648,000
Viant Holdings, Inc. 10.12%, 7/15/17(a)(b)		633	512,730
Visant Corp. 7.625%, 10/01/12(a)		1,000	917,500
Visant Holding Corp. 8.75%, 12/01/13(a)		500	458,750
Visteon Corp. 7.00%, 3/10/14(a)		1,800	729,000
8.25%, 8/01/10(a)		250	207,500

20	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

WCI Communities, Inc. 6.625%, 3/15/15(g)	US$	750	$262,500
West Corp. 9.50%, 10/15/14(a)		500	382,500
11.00%, 10/15/16(a)		500	360,000
William Lyon Homes, Inc. 10.75%, 4/01/13(a)		2,069	889,670
Williams Co., Inc. 7.625%, 7/15/19(a)		2,805	2,762,925
Windstream Corp. 8.125%, 8/01/13(a)		1,450	1,377,500
8.625%, 8/01/16(a)		950	876,375
WMG Holdings Corp. 9.50%, 12/15/14(a)(d)		2,700	1,485,000
Wynn Las Vegas Capital Corp. 6.625%, 12/01/14(a)		2,000	1,705,000

			298,616,863

Total Corporate Bonds (cost $514,555,236)			416,856,580

SOVEREIGN BONDS – 26.0%
Argentina – 2.3%
Argentina Bonos 7.00%, 10/03/15(a)		11,600	6,658,400
Republic of Argentina 1.318%, 12/15/35(a)(c)		3	230
3.127%, 8/03/12(a)(e)		9,750	7,028,592
7.82%, 12/31/33(a)	EUR	8,463	5,599,938
8.28%, 12/31/33(i)	US$	3,406	1,945,540

			21,232,700

Brazil – 3.5%
Republic of Brazil 7.125%, 1/20/37(i)		27,055	27,799,013
8.875%, 10/14/19(a)		4,000	4,690,000

			32,489,013

Colombia – 1.0%
Republic of Colombia 7.375%, 9/18/37(a)		9,099	9,108,099

Dominican Republic – 0.7%
Dominican Republic 8.625%, 4/20/27(a)(b)		4,015	3,613,500
Dominican Republic STP Zero Coupon, 7/23/09(a)(b)		3,150	2,619,686

			6,233,186

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	21

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Ecuador – 1.1%
Republic of Ecuador 9.375%, 12/15/15(a)(b)	US$	5,698	$4,786,320
10.00%, 8/15/30(a)(b)(f)		7,393	5,322,960

			10,109,280

El Salvador – 0.6%
Republic of El Salvador 7.625%, 9/21/34(a)(b)		2,642	2,615,580
7.65%, 6/15/35(a)(b)		3,469	3,399,620

			6,015,200

Indonesia – 2.2%
Indonesia Government International Bond 7.75%, 1/17/38(a)(b)		2,662	2,395,800
Republic of Indonesia 6.625%, 2/17/37(a)(b)		3,650	2,906,313
6.75%, 3/10/14(a)(b)		8,135	7,809,600
6.875%, 3/09/17-1/17/18(a)(b)		4,706	4,202,217
8.50%, 10/12/35(a)(b)		3,568	3,434,200

			20,748,130

Jamaica – 0.4%
Government of Jamaica 10.625%, 6/20/17(a)		2,988	3,316,680

Lebanon – 0.5%
Lebanese Republic 7.875%, 5/20/11(a)(b)		2,805	2,797,987
11.625%, 5/11/16(a)(b)		1,262	1,451,300

			4,249,287

Pakistan – 0.1%
Republic of Pakistan 6.875%, 6/01/17(a)(b)		2,404	1,141,900

Panama – 2.3%
Republic of Panama 6.70%, 1/26/36(a)		3,139	2,966,355
8.875%, 9/30/27(a)		10,586	12,650,270
9.375%, 4/01/29(a)		4,621	5,730,040

			21,346,665

Peru – 1.1%
Republic of Peru 7.35%, 7/21/25(a)		3,665	3,646,675
8.75%, 11/21/33(a)		5,308	6,316,520

			9,963,195

Philippines – 4.5%
Republic of Philippines 7.75%, 1/14/31(a)		6,700	7,035,000
8.25%, 1/15/14(a)		13,445	14,453,375

22	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

9.50%, 2/02/30(a)	US$	2,125	$2,635,000
9.875%, 1/15/19(a)		14,521	17,770,800

			41,894,175

Russia – 0.5%
Russian Federation 7.50%, 3/31/30(a)(b)(f)		4,410	4,432,050

South Africa – 0.3%
Republic of South Africa 7.375%, 4/25/12(a)		2,901	2,973,525

Turkey – 0.5%
Republic of Turkey 6.875%, 3/17/36(a)		5,000	4,400,000

Ukraine – 0.4%
Government of Ukraine 6.385%, 6/26/12(a)(b)		2,500	2,075,000
7.65%, 6/11/13(a)(b)		2,441	2,099,260

			4,174,260

Uruguay – 1.1%
Republic of Uruguay 7.625%, 3/21/36(a)		1,700	1,606,500
7.875%, 1/15/33(a)(h)		4,950	4,912,395
8.00%, 11/18/22(a)		3,354	3,353,577

			9,872,472

Venezuela – 2.9%
Republic of Venezuela 5.75%, 2/26/16(a)		5,824	3,785,275
6.00%, 12/09/20(a)		10,535	6,004,665
7.00%, 12/01/18(a)(b)		16,282	11,010,702
7.65%, 4/21/25(a)		6,667	4,050,203
8.50%, 10/08/14(a)		2,793	2,199,487

			27,050,332

Total Sovereign Bonds (cost $261,385,850)			240,750,149

TREASURY BONDS – 7.7%
Brazil – 2.6%
Republic of Brazil 10.25%, 1/10/28(a)	BRL	4,079	1,899,739
12.50%, 1/05/16-1/05/22(a)		41,666	22,631,429

			24,531,168

Colombia – 0.7%
Republic of Colombia 11.75%, 3/01/10(a)	COP	2,820,000	1,315,631
12.00%, 10/22/15(a)		11,268,000	5,417,421

			6,733,052

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	23

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Mexico – 3.4%
Mexican Bonos Series M 30 10.00%, 11/20/36(a)	MXN	68,680	$7,268,217
Series MI10 9.00%, 12/20/12(a)		256,518	23,982,952

			31,251,169

Peru – 0.8%
Peru Bono Soberano 7.84%, 8/12/20(a)	PEN	2,280	724,501
8.20%, 8/12/26(a)		19,679	6,349,405

			7,073,906

United States – 0.2%
U.S. Treasury Notes 4.50%, 5/15/17(a)	US$	1,500	1,580,742

Total Treasury Bonds (cost $74,440,299)			71,170,037

NON-AGENCY FIXED RATE CMBS – 3.4%
United States – 3.4%
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class A3 5.467%, 9/15/39(a)		5,615	4,935,518
Series 2006-C4, Class AM 5.509%, 9/15/39(a)		5,900	4,719,908
JP Morgan Chase Commercial Mortgage Securities Series 2006-CB15, Class AM 5.855%, 6/12/43(a)		670	554,443
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-C1, Class A4 5.716%, 2/15/51(a)		3,000	2,506,792
Merrill Lynch Countrywide Commercial Mortgage Series 2006-4, Class AM 5.204%, 12/12/49(a)		8,050	6,297,127
Morgan Stanley Capital Series 2006-IQ12, Class A4 5.332%, 12/15/43(a)		7,900	6,852,122
Morgan Stanley Capital I Series 2006-IQ12, Class AM 5.37%, 12/15/43(a)		7,700	6,060,170

Total Non-Agency Fixed Rate CMBS (cost $34,814,831)			31,926,080

24	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

EMERGING MARKETS – TREASURIES – 3.2%
Colombia – 0.2%
Republic of Colombia 9.85%, 6/28/27(a)	COP	3,624,000	$1,511,301

Turkey – 3.0%
Turkey Government Bond Zero Coupon, 11/26/08(a)	TRY	29,527	22,667,991
16.00%, 3/07/12(a)		7,238	5,305,206

			27,973,197

Total Emerging Markets – Treasuries (cost $28,962,377)			29,484,498

NON-INVESTMENT GRADE LOANS – 3.0%
United States – 3.0%
Alltel Corp. 5.32%, 5/15/15(c)	US$	1,489	1,437,629
Aramark Corp. 2.44%, 1/27/14(c)		45	39,011
5.64%, 1/27/14(c)		705	614,052
Ashmore Energy International 3.66%, 3/30/12(c)		118	103,477
6.76%, 3/30/14(c)		853	746,216
Asurion Corp. 5.49%-5.80%, 7/03/14(c)		1,000	871,500
Carestream Health, Inc. 4.80%-5.76%, 4/30/13(c)		949	816,566
Celanese US Holdings LLC 4.28%, 4/02/14(c)		995	909,565
Charter Communications Operating LLC 4.80%, 3/06/14(c)		995	790,736
8.77%, 3/06/14(c)		1,244	1,175,966
Chrysler Financial Services Americas LLC 6.82%, 8/03/12(c)		746	505,467
CSC Holdings, Inc. (Cablevision) 4.57%, 3/29/13(c)		1,240	1,116,412
First Data Corp. 5.95%-6.51%, 9/24/14(c)		1,489	1,269,761
FirstLight Power Resources, Inc. 3.66%, 11/01/13(c)		55	51,787
5.75%, 11/01/13(c)		425	401,928
7.71%, 5/01/14(c)		1,000	940,000
Ford Motor Co. 5.49%, 12/16/13(c)		1,241	819,035
Freescale Semiconductor, Inc. 4.24%, 11/29/13(c)		1,244	1,010,022
Graham Packaging 4.75%-6.06%, 10/07/11(c)		992	888,237

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	25

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Graphic Packaging Holding Co. 2.79%-3.76%, 5/16/14(c)	US$	1,232	$1,102,094
Harrah’s Operating Co., Inc. 5.80%-6.76%, 1/28/15(c)		1,493	1,219,029
HCA, Inc. 6.01%, 11/18/13(c)		1,737	1,537,781
Hexion Specialty 5.06%, 5/06/13(c)		817	613,026
6.06%, 5/06/13(c)		177	132,827
IDEARC, Inc. (Verizon) 5.71%-5.77%, 11/17/14(c)		1,489	873,338
Landsource Communities 8.50%, 6/01/09(h)		1,127	631,330
Northeast Biofuels LLC 6/28/13(j)		480	240,047
6/28/13(j)		20	9,953
Sabre, Inc. 4.80%-5.71%, 9/30/14(c)		1,250	848,212
Sungard Data Systems, Inc. 4.55%, 2/28/14(c)		744	646,165
Thomson Learning 6.20%, 7/03/14(c)		1,241	1,006,661
TXU Corp. 5.99%-7.26%, 10/10/14(c)		1,741	1,463,171
Univision Communications, Inc. 5.04%-6.25%, 9/29/14(c)		1,250	795,838
West Corp. 8.50%, 10/24/13(c)		1,247	1,197,000
Wide Open West Finance LLC 5.30%-6.27%, 6/30/14(c)		1,000	750,000
Wrigley Jr Company 7/25/14(j)		300	294,207

Total Non-Investment Grade Loans (cost $30,323,255)			27,868,046

QUASI-SOVEREIGN BONDS – 2.6%
Mexico – 0.4%
Pemex Project Funding Master Trust 5.75%, 3/01/18(a)(b)		4,028	3,811,696

Netherlands – 0.2%
Majapahit Holding BV 7.75%, 10/17/16(a)(b)		2,165	1,920,942

Russia – 1.3%
RSHB Capital SA for OJSC Russian Agricultural Bank 6.299%, 5/15/17(a)(b)		3,881	2,712,043

26	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

7.125%, 1/14/14(a)(b)	US$	4,824	$3,991,860
7.75%, 5/29/18(a)(b)		6,645	5,037,907

			11,741,810

Venezuela – 0.7%
Petroleos de Venezuela SA 5.25%, 4/12/17(a)(b)		11,695	6,315,300

Total Quasi-Sovereign Bonds (cost $27,211,256)			23,789,748

HOME EQUITY LOANS – FLOATING RATES – 0.7%
United States – 0.7%
Countrywide Asset-Backed Certificates Series 2006-S5, Class A1 3.317%, 6/25/35(a)(e)		216	203,639
Series 2007-S2, Class A1 3.347%, 5/25/37(a)(e)		3,696	3,088,289
GMAC Mortgage Corp. Loan Trust Series 2006-HE5, Class 2A1 3.277%, 2/25/37(a)(e)		3,596	3,285,620

Total Home Equity Loans-Floating Rates (cost $6,602,067)			6,577,548

SOVEREIGN AGENCIES – 0.7%
Indonesia – 0.1%
Majapahit Holding BV 7.875%, 6/29/37(a)(b)		699	517,260

Kazakhstan – 0.6%
KazMunaiGaz Finance Sub BV 8.375%, 7/02/13(a)(b)		6,973	5,996,780

Total Sovereign Agencies (cost $7,516,422)			6,514,040

INFLATION-LINKED SECURITIES – 0.5%
Uruguay – 0.5%
Republic of Uruguay 3.70%, 6/26/37(a)	UYU	81,481	2,733,522
Uruguay Government International Bond 4.25%, 4/05/27(a)		44,574	1,757,138

Total Inflation-Linked Securities (cost $5,250,546)			4,490,660

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	27

Portfolio of Investments

		Shares	U.S. $ Value

WARRANTS – 0.2%
Nigeria – 0.2%
Central Bank of Nigeria, expiring 11/15/20(k)		10,750	$2,343,500

Venezuela – 0.0%
Republic of Venezuela, expiring 4/15/20(k)		45,599	0

Total Warrants (cost $0)			2,343,500

		Principal Amount (000)
REGIONAL BONDS – 0.1%
Colombia – 0.1%
Bogota Distrio Capital 9.75%, 7/26/28(a)(b) (cost $1,346,187)	COP	2,871,000	1,078,076

		Shares
PREFERRED STOCKS – 0.0%
Federal National Mortgage Association 8.25%(a)(c) (cost $1,761,250)		70,450	153,581

		Principal Amount (000)
SHORT-TERM INVESTMENTS – 8.4%
Agency Discount Notes – 6.9%
Federal Home Loan Bank Discount Notes Zero Coupon, 10/10/08	US$	9,000	8,998,875
Zero Coupon, 10/14/08		6,000	5,998,914
Zero Coupon, 10/15/08		24,000	23,995,344
Zero Coupon, 11/12/08		18,000	17,959,050
Zero Coupon, 10/17/08		7,000	6,998,446

			63,950,629

Time Deposit – 1.5%
The Bank of New York Mellon 1.00%, 10/01/08		14,040	14,040,000

Total Short-Term Investments (cost $77,955,274)			77,990,629

Total Investments – 101.5% (cost $1,072,124,850)			940,993,172
Other assets less liabilities – (1.5)%			(13,821,526)

Net Assets – 100.0%			$927,171,646

28	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

CREDIT DEFAULT SWAP CONTRACTS (see Note C)

Swap Counterparty & Referenced Obligation	Notional Amount (000)	Interest Rate	Termination Date	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Citigroup Global Markets, Inc. (Federal Republic of Brazil 12.25% 3/6/30)	$21,380	3.09%	8/20/10	$877,435
Citigroup Global Markets, Inc. (Republic of Philippines 10.625% 3/16/25)	4,590	4.95	3/20/09	93,565
JPMorgan Chase (OAO Gazprom 10.50% 10/21/09)	12,210	1.04	10/20/10	(558,146)
JPMorgan Chase Bank (Petroleos De Venezuela 6.62% 5/20/09)	9,570	6.62	5/20/09	158,796

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2008	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Euro
settling 10/30/08	364	$534,274	$513,676	$20,598
Mexican Nuevo Peso
settling 10/28/08	238,161	23,311,388	21,694,788	1,616,600
New Turkish Lira
settling 11/05/08	6,799	5,348,200	5,290,812	57,388
New Turkish Lira
settling 11/05/08	3,386	2,808,950	2,634,878	174,072
New Turkish Lira
settling 11/05/08	7,590	6,293,908	5,906,811	387,097

REVERSE REPURCHASE AGREEMENTS (see Note C)

Broker	Interest Rate	Maturity	Amount
ABN Amro	2.35%	10/06/08	$28,845,412
ABN Amro	0.75%	10/08/08	2,361,433

			$31,206,845

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $801,056,494.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the aggregate market value of these securities amounted to $234,741,486 or 25.3% of net assets.

(c)	Variable rate coupon, rate shown as of September 30, 2008.

(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(e)	Floating Rate Security. Stated interest rate was in effect at September 30, 2008.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	29

Portfolio of Investments

(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2008.

(g)	Security is in default and is non-income producing.

(h)	Pay-In-Kind Payments (PIK).

(i)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $30,103,772.

(j)	This position or a portion of this position represents an unsettled loan purchase. At September 30, 2008, the market value of these unsettled loan purchases amounted to $544,207. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(k)	Non-income producing security.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of September 30, 2008, the fund’s total exposure to subprime investments was 0.36%. These investments are valued in accordance with the fund’s Valuation Policies (see Note A.1 for additional details).

Currency Abbreviations: BRL – Brazilian Real COP – Colombian Peso EUR – Euro Dollar MXN – Mexican Peso PEN – Peruvian New Sol RUB – Russian Rouble TRY – New Turkish Lira UYU – Uruguayan Peso

Glossary:

CMBS – Commercial Mortgage-Backed Securities

OJSC – Open Joint Stock Company

STP – Structured Product

See notes to financial statements.

30	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

FINANCIAL ACCOUNTING STANDARDS NO. 157

September 30, 2008 (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$153,581	$	– 0	–
Level 2	694,964,019		2,827,405
Level 3	245,875,572		– 0	–

Total	$940,993,172		$2,827,405

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance as of 3/31/2008	$426,201,367	$	– 0	–
Accrued discounts /premiums	2,492,427		– 0	–
Realized gain (loss)	(368,676)		– 0	–*
Change in unrealized appreciation/depreciation	(29,622,023)		– 0	–
Net purchases (sales)	(95,661,998)		– 0	–
Net transfers in and/or out of Level 3	(57,165,525)		– 0	–

Balance as of 9/30/08	$245,875,572	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments still held as of 9/30/08	$(19,102,505)	$	– 0	–

*	The realized gain (loss) recognized during the period ended 9/30/08 for other financial instruments was $0.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	31

Financial Accounting Standards No. 157

STATEMENT OF ASSETS & LIABILITIES

September 30, 2008 (unaudited)

Assets
Investments in securities, at value (cost $1,072,124,850)	$940,993,172
Cash	10,348,844
Unrealized appreciation of forward currency exchange contracts	2,255,755
Unrealized appreciation of swap contracts	1,129,796
Interest receivable	20,384,869
Receivable for investment securities sold	10,516,282

Total assets	985,628,718

Liabilities
Due to broker	2,616,373
Unrealized depreciation of swap contracts	558,146
Reverse repurchase agreements	31,206,845
Payable for investment securities purchased	22,920,606
Advisory fee payable	785,945
Administrative fee payable	24,107
Accrued expenses	345,050

Total liabilities	58,457,072

Net Assets	$927,171,646

Composition of Net Assets
Capital stock, at par	$763,361
Additional paid-in capital	1,033,169,810
Undistributed net investment income	10,968,391
Accumulated net realized gain on investment and foreign currency transactions	10,868,468
Net unrealized depreciation of investments and foreign currency denominated assets and liabilities	(128,598,384)

$927,171,646

Net Asset Value Per Share—100 million shares of capital stock authorized, $.01 par value (based on 76,336,108 shares outstanding)	$12.15

See notes to financial statements.

32	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2008 (unaudited)

Investment Income
Interest (net of foreign taxes withheld of $45,710)	$47,593,682
Dividends	72,648	$47,666,330

Expenses
Advisory fee (see Note B)	4,701,416
Custodian	259,760
Administrative	64,612
Printing	59,631
Audit	47,881
Registration	32,244
Directors’ fees	27,035
Transfer agency	20,532
Legal	16,864
Miscellaneous	40,974

Total expenses before interest expense	5,270,949
Interest expense	474,464

Total expenses		5,745,413

Net investment income		41,920,917

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		(18,726,346)
Swap contracts		971,731
Foreign currency transactions		(4,135,684)
Net change in unrealized appreciation/depreciation of:
Investments		(107,786,317)
Swap contracts		(217,357)
Foreign currency denominated assets and liabilities		2,379,751

Net loss on investment and foreign currency transactions		(127,514,222)

Net Decrease in Net Assets from Operations		$(85,593,305)

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	33

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2008 (unaudited)		Year Ended March 31, 2008
Increase (Decrease) in Net Assets from Operations
Net investment income	$41,920,917		$80,900,493
Net realized gain (loss) on investment and foreign currency transactions	(21,890,299)		67,839,251
Net change in unrealized appreciation/ depreciation of investments and foreign currency denominated assets and liabilities	(105,623,923)		(114,295,778)

Net increase (decrease) in net assets from operations	(85,593,305)		34,443,966
Dividends and Distributions to Shareholders from
Net investment income	(41,793,618)		(84,436,029)
Net realized gain on investment and foreign currency transactions	– 0	–	(39,800,623)
Capital Stock Transactions
Shares issued in connection with the acquisition of Alliance World Dollar Government Fund, Inc	– 0	–	117,099,497 (a)

Total increase (decrease)	(127,386,923)		27,306,811
Net Assets
Beginning of period	1,054,558,569		1,027,251,758

End of period (including undistributed net investment income of $10,968,391 and $10,841,092, respectively)	$927,171,646		$1,054,558,569

(a)	Net of $1,844 paid to shareholders in lieu of fractional shares.

See notes to financial statements.

34	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

September 30, 2008 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Global High Income Fund, Inc. (the “Fund”), formerly Alliance World Dollar Government Fund II, Inc., was incorporated under the laws of the State of Maryland on May 20, 1993 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market (“OTC”) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (the “Adviser”) may

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	35

Notes to Financial Statements

establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Investments in money market funds are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated.

36	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with the Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainties in Income Taxes (“FIN 48”), management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years (March 31, 2006-2009) and has concluded that no provision for income tax is required in the Funds’ financial statements.

4. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .90% of the Fund’s average weekly net assets. Such fee is accrued daily and paid monthly.

Pursuant to an Amended Administration Agreement, the Fund reimburses the Adviser for its costs, including legal and accounting costs, in serving as Administrator of the Fund; provided, however, that the reimbursement may not exceed the prior fee of .15% of average weekly net assets. For the six months ended September 30, 2008, the Fund paid the Adviser $64,612 for its administrative services, representing .01% of the Fund’s average weekly net assets.

Under the terms of a Shareholder Inquiry Agency Agreement with AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, the Fund reimburses ABIS for costs relating to servicing phone inquiries on behalf of the Fund. During the six months ended September 30, 2008, there was no reimbursement paid to ABIS.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	37

Notes to Financial Statements

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended September 30, 2008, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$157,546,857		$264,787,676
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purpose. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding swap contracts and foreign currency transactions) are as follows:

Gross unrealized appreciation	$16,444,268
Gross unrealized depreciation	(147,575,946)

Net unrealized depreciation	$(131,131,678)

1. Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions.” A forward currency exchange contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund.

The Fund’s custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund’s commitments under forward currency exchange contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

38	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

2. Option Transactions

For hedging purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. The Fund may also use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund’s selling or buying a security or currency at a price different from the current market value.

For the six months ended September 30, 2008, the Fund had no transactions in written options.

3. Swap Agreements

The Fund may enter into swaps to hedge its exposure to interest rates and credit risk or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	39

Notes to Financial Statements

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swap contracts on the statement of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of investments.

The Fund may enter into credit default swaps. The Fund may purchase credit protection on the referenced obligation of the credit default swap (“Buy Contract”) or provide credit protection on the referenced obligation of the credit default swap (“Sale Contract”). A sale/(buy) in a credit default swap provides upon the occurrence of a credit event, as defined in the swap agreement, for the Fund to buy/(sell) from/(to) the counterparty at the notional amount (the “Notional Amount”) and receive/(deliver) the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a Sale Contract is limited to the Notional Amount of the swap contract (“Maximum Payout Amount”). During the term of the swap agreement, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon interest rate applied to the Notional Amount. These interim payments are recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities.

Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a loss to the Fund.

At September 30, 2008, the Fund had Sale Contracts outstanding with Maximum Payout Amounts aggregating $47,750,000 with net unrealized appreciation of $571,650 and terms ranging from 5 months to 2 years, as reflected in the portfolio of investments.

40	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

In certain circumstances, the Fund may hold Sale Contracts on the same referenced obligation and with the same counterparty from which it has purchased credit protection, which may reduce its obligation to make payments on Sale Contracts, if a credit event occurs. At September 30, 2008, the Fund had no Buy Contracts outstanding with the same referenced obligations and same counterparties as Sales Contracts outstanding.

4. Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price.

For the six months ended September 30, 2008, the average amount of reverse repurchase agreements outstanding was $43,207,354 and the daily weighted average interest rate was 2.25%.

5. Currency Transactions

The Fund may invest in non-U.S. Dollar securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE D

Capital Stock

During the six months ended September 30, 2008 and the year ended March 31, 2008, the Fund issued no shares in connection with the Fund’s dividend reinvestment plan.

NOTE E

Risks Involved in Investing in the Fund

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	41

Notes to Financial Statements

be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Foreign Securities Risk—Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

Leverage Risk—The Fund may utilize leverage through borrowings or the investment techniques of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls are speculative techniques and the proceeds from these transactions may be used, similar to borrowings by the Fund, for investment purposes.

The effect of leverage can produce higher shareholder returns than if the Fund were not leveraged, and the use of leverage techniques can add to the net asset value (NAV) of the Common Stock. However, the risks of such techniques are potentially a higher volatility of the NAV of the Common Stock, potentially more volatility in the market value of the Common Stock and the relatively greater effect on the NAV of the Common Stock caused by favorable or adverse changes in the currency exchange rates. In addition, changes in the interest rate environment can increase or decrease shareholder returns. The Fund maintains asset coverage of at least 300% with respect to borrowings.

To the extent that the current interest rate on the Fund’s indebtedness approaches the net return on the leveraged portion of the Fund’s investment portfolio, then the benefit to the shareholders will be reduced. If the rate on indebtedness were to exceed the net return on the same portion of the portfolio, then this would result in a lower rate of return for the shareholders. Similarly, the use of leverage in a declining market can advance the decrease of the Fund’s NAV more so than if the Fund were not leveraged, which would likely be reflected in a greater decline in the market price for shares of Common Stock than if the Fund were not leveraged. In extreme cases, if the Fund’s current investment income were not sufficient to meet interest payments on indebtedness or if the Fund failed to maintain the asset coverage required by the 1940

42	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

Act, then it could be necessary for the Fund to liquidate certain investments at a time when it may be disadvantageous to do so, thereby reducing its NAV.

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments or reduce the returns of the Fund. For example, the value of the Fund’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets are generally not as regulated as securities markets. Independent of the Portfolio’s investments in securities denominated in foreign currencies, the Portfolio’s positions in various foreign currencies may cause the Portfolio to experience investment losses due to the changes in exchange rates and interest rates.

NOTE F

Acquisition of Alliance World Dollar Government Fund, Inc. by AllianceBernstein Global High Income Fund (the “Fund”)

On April 13, 2007, the Fund acquired all of the net assets and assumed all of the liabilities of Alliance World Dollar Government Fund, Inc. (“AWG”) in a tax free event, pursuant to an Agreement and Plan of Acquisition and Liquidation approved by the stockholders of AWG at a Special Meeting of Stockholders held on January 19, 2007. As a result of the acquisition, stockholders of AWG received shares of the Fund equivalent to the aggregate net asset value of the shares they held in AWG. Stockholders participating in AWG’s dividend reinvestment plan received full and fractional shares of the Fund. Other stockholders received cash in lieu of fractional shares. On April 13, 2007, the acquisition was accomplished by a tax-free exchange of 8,687,393 shares of the Fund for 8,897,498 shares of Alliance World Dollar Government Fund, Inc. The aggregate net assets of the Fund and Alliance World Dollar Government Fund, Inc. immediately before the acquisition were $1,001,015,960 and $128,584,856 (including $11,483,514 of net unrealized depreciation of investments and foreign currency denominated assets and liabilities), respectively. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,129,600,816.

NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ending March 31, 2009 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended March 31, 2008 and March 31, 2007 were as follows:

	2008	2007
Distributions paid from:
Ordinary income	$93,428,602	$66,464,867
Long-term capital gain	30,808,050	– 0	–

Total taxable distributions	124,236,652	66,464,867

Total distributions paid	$124,236,652	$66,464,867

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	43

Notes to Financial Statements

As of March 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$13,407,782
Undistributed long-term capital gains	32,608,826
Accumulated capital and other losses	(1,299,644	)(a)
Unrealized appreciation/(depreciation)	(24,091,566	)(b)

Total accumulated earnings/(deficit)	$20,625,398

(a)	For the year ended March 31, 2008, the portfolio deferred losses on straddle of $1,299,644.

(b)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium, the difference between book and tax treatment of swap income and the realization for tax purpose of gain/losses on certain derivative instruments.

During the current fiscal year, permanent differences primarily due to the tax treatment of swap income, tax character of paydown gain/losses, foreign currency transactions, the tax treatment of bond premium, and merger related adjustment resulted in a net decrease in distributions in excess of net investment income, a decrease in accumulated net realized gain on investment transactions, and an increase to additional paid in capital. This reclassification had no effect on net assets.

NOTE H

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“NYAG”) have been investigating practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities. The shares of the Fund are not redeemable by the Fund, but are traded on an exchange at prices established by the market. Accordingly, the Fund and its shareholders are not subject to the market timing and late trading practices that are the subject of the investigations mentioned above or the lawsuits described below.

Numerous lawsuits have been filed against the Adviser and certain other defendants in which plaintiffs make claims purportedly based on or related to the same practices that are the subject of the SEC and NYAG investigations referred to above. Some of these lawsuits name the Fund as a party. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual funds involving market and late trading in the District of Maryland.

The Adviser believes that these matters are not likely to have a material adverse effect on the Fund or the Adviser’s ability to perform advisory services relating to the Fund.

44	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

NOTE I

Recent Accounting Pronouncements

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and believes the adoption of FAS 161 will have no material impact on the Fund’s financial statements.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	45

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Common Stock Outstanding Throughout Each Period

Six Months Ended September 30, 2008 (unaudited)	Year Ended March 31,
2008	2007	2006	2005	2004(a)

Net asset value, beginning of period	$ 13.81	$ 15.19	$ 14.54	$ 13.55	$ 13.59	$ 11.42

Income From Investment Operations
Net investment income(b)	.55	1.07	.91	.90	.87	.99
Net realized and unrealized gain (loss) on investment transactions	(1.66)	(.77)	.72	.99	(.08)	2.36

Net increase (decrease) in net asset value from operations	(1.11)	.30	1.63	1.89	0.79	3.35

Less: Dividends and Distributions
Dividends from net investment income	(.55)	(1.13)	(.98)	(.90)	(.83)	(1.18)
Distributions from net realized gain on investment and foreign currency transactions	– 0	–	(.55)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.55)	(1.68)	(.98)	(.90)	(.83)	(1.18)

Net asset value, end of period	$ 12.15	$ 13.81	$ 15.19	$ 14.54	$ 13.55	$ 13.59

Market value, end of period	$ 10.03	$ 13.10	$ 13.85	$ 12.59	$ 11.80	$ 12.91

Discount	(17.45)%	(5.14)%	(8.82)%	(13.41)%	(12.92)%	(5.00)%
Total Return
Total investment return based on:(c)
Market value	(20.06)%	7.09%	18.52%	14.62%	(1.96)%	29.27%
Net asset value	(8.14)%	2.94%	12.55%	15.28%	6.94%	30.01%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$927,172	$1,054,559	$1,027,252	$983,788	$916,838	$919,453
Ratio to average net assets of:
Expenses	1.10	%(d)	1.53%	1.68%	1.23%	1.30%	1.29%
Expenses, excluding interest expense	1.01	%(d)	1.00%	1.06%	1.15%	1.28%	1.25%
Net investment income	8.02	%(d)	7.34%	6.24%	6.33%	6.50%	7.65%
Portfolio turnover rate	15%	67%	68%	79%	147%	158%

See footnote summary on page 47.

46	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Financial Highlights

(a)	As of April 1, 2003, the Fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however prior to April 1, 2003, these interim payments were reflected within interest income/expense on the statement of operations. The effect of this change for the year ended March 31, 2004, was to decrease net investment income per share by $0.06 and increase net realized and unrealized gain (loss) on investment transactions per share by $0.06, and decrease the ratios of net investment income and expenses to average net assets by 0.50% and 0.20%, respectively.

(b)	Based on average shares outstanding.

(c)	Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total investment return calculated for a period of less than one year is not annualized.

(d)	Annualized.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	47

Financial Highlights

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman

Marc O. Mayer

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Robert M. Keith, President and Chief Executive Officer

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Paul J. DeNoon(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis Clarke, Controller

Administrator

AllianceBernstein, L.P.

1345 Avenue of the Americas

New York, NY 10105

Custodian and Accounting Agent

The Bank of New York

One Wall Street

New York, NY 10286

Dividend Paying Agent,

Transfer Agent and Registrar

Computershare Trust Company, N.A.

P.O. Box 43010

Providence, RI 02940-3010

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

(1)	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Global Fixed Income Emerging Market Investment Team. While all members of the team work jointly to determine the majority of the investment strategy including stock selection for the Fund, Messrs. Paul J. DeNoon, Fernando Grisales, Douglas J. Peebles and Matthew S. Sheridan, members of the Global Fixed-Income Emerging Market Investment Team, are primarily responsible for the day-to-day management of the Fund’s portfolio.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase from time to time at market prices shares of its Common Stock in the open market.

This report, including the financial statements herein, is transmitted to the shareholders of AllianceBernstein Global High Income Fund for their information. The financial information included herein is taken from the records of the Fund. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Annual Certifications — As required, on April 28, 2008, the Fund submitted to the New York Stock Exchange (“NYSE”) the annual certification of the Fund’s Chief Executive Officer certifying that he is not aware of any violation of the NYSE’s Corporate Governance listing standards. The Fund also has included the certifications of the Fund’s Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act of 2002 as exhibits to the Fund’s Form N-CSR filed with the Securities and Exchange Commission for the reporting period.

48	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Board of Directors

SUMMARY OF GENERAL INFORMATION

Shareholder Information

The Fund distributes its daily net asset value (NAV) to various financial publications or independent organizations such as Lipper, Inc., Morningstar, Inc. and Bloomberg.

The Fund’s NYSE trading symbol is “AWF.” Weekly comparative net asset value and market price information about the Fund is published each Monday in The Wall Street Journal, and each Sunday in The New York Times and other newspapers in a table called “Closed-End Bond Funds.”

Dividend Reinvestment Plan

If your shares are held in your own name, you will automatically be a participant in the Plan unless you elect to receive cash. If your shares are held in nominee or street name through a broker or nominee who provides this service, you will also automatically be a participant in the Plan. If your shares are held in the name of a broker or nominee who does not provide this service, you will need to instruct them to participate in the Plan on your behalf or your distributions will not be reinvested. In such case, you will receive your distributions in cash.

For questions concerning shareholder account information, or if you would like a brochure describing the Dividend Reinvestment Plan, please call Computershare Trust Company, N.A. at (800) 219-4218.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	49

Summary of General Information

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Wealth Appreciation Strategy

Wealth Preservation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Tax-Managed Wealth Preservation Strategy

Blended Style Funds

U.S. Large Cap Portfolio

International Portfolio

Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund

Mid-Cap Growth Fund

Large Cap Growth Fund

Small/Mid Cap Growth Portfolio*

Global & International

Global Growth Fund*

Global Thematic Growth Fund*

Greater China ‘97 Fund

International Growth Fund

Value Funds

Domestic

Balanced Shares

Focused Growth & Income Fund

Growth & Income Fund

Small/Mid Cap Value Fund

Utility Income Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Diversified Yield Fund

Global Bond Fund

High Income Fund*

Intermediate Bond Portfolio

Short Duration Portfolio

Municipal Bond Funds

National National Portfolio II Arizona California California Portfolio II Florida Massachusetts	Michigan Minnesota New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

ACM Managed Dollar Income Fund

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

The Spain Fund

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to January 28, 2008, High Income Fund was named Emerging Market Debt Fund. Prior to November 3, 2008, Small/Mid Cap Growth Portfolio was named Small Cap Growth Portfolio, Global Growth Fund was named Global Research Growth Fund, and Global Thematic Growth Fund was named Global Technology Fund. Prior to December 1, 2008, National Portfolio II was named Insured National Portfolio, and California Portfolio II was named Insured California Portfolio.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

50	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

AllianceBernstein Family of Funds

NOTES

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	51

Privacy Notice (This information is not part of the Shareholder Report.)

AllianceBernstein L.P., the AllianceBernstein Family of Funds and AllianceBernstein Investments, Inc. (collectively, “AllianceBernstein” or “we”) understand the importance of maintaining the confidentiality of our clients’ nonpublic personal information. Nonpublic personal information is personally identifiable financial information about our clients who are natural persons. To provide financial products and services to our clients, we may collect information about clients from sources, including: (1) account documentation, including applications or other forms, which may contain information such as a client’s name, address, phone number, social security number, assets, income, and other household information, (2) clients’ transactions with us and others, such as account balances and transactions history, and (3) information from visitors to our websites provided through online forms, site visitorship data, and online information collecting devices known as “cookies.”

It is our policy not to disclose nonpublic personal information about our clients (or former clients) except to our affiliates, or to others as permitted or required by law. From time to time, AllianceBernstein may disclose nonpublic personal information that we collect about our clients (or former clients), as described above, to non-affiliated third parties, including those that perform processing or servicing functions and those that provide marketing services for us or on our behalf under a joint marketing agreement that requires the third party provider to adhere to AllianceBernstein’s privacy policy. We have policies and procedures to safeguard nonpublic personal information about our clients (and former clients) that include restricting access to such nonpublic personal information and maintaining physical, electronic and procedural safeguards, that comply with applicable standards, to safeguard such nonpublic personal information.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

GHIF-0152-0908

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global High Income Fund , Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 26, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 26, 2008